Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Unearned Revenue Accrued Revenue [Text Block]

19. Unearned Revenue /Accrued Revenue

Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates where charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue /Accrued Revenue during the periods presented is as follows:

	December 31,
	2011	2012
Unearned Revenue
Revenue received in advance of service provided – Current liability	$4,131	$3,935
Deferred revenue resulting from varying charter rates
Current liability	19,080	14,270
Non-current liability	17,821	3,419
Total Unearned Revenue	$41,032	$21,624

Accrued Revenue
Resulting from varying charter rates – Current asset	$0	$554
Resulting from varying charter rates –Non Current asset	0	92
Total Accrued Revenue	$0	$646